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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended: December 31, 2000

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM)

If amended report check here: [_]


SANDELL ASSET MANAGEMENT CORP.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


1251 AVENUE OF THE AMERICAS, 23RD FLOOR       NEW YORK       NY        10020
--------------------------------------------------------------------------------
Business           (Street)                    (City)      (State)      (Zip)


THOMAS SANDELL, PRINCIPAL  (212) 899-4756
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION
--------------------------------------------------------------------------------

       INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL
                              CRIMINAL VIOLATIONS.
                     SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A)

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NEW YORK on the 12TH day of JUNE, 2001.


      Sandell Asset Management Corp.
-------------------------------------------
 (Name of Institutional Investment Manager)



            /s/ Thomas Sandell
-------------------------------------------
(Manual Signature of Person Duly Authorized
to Submit This Report)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      11

Form 13F Information Table Value Total: $59,980 (thousands)

List of Other Included Managers:           None

                                    FORM 13F
Page  3  of  3         Name of Reporting Manager  Sandell Asset Management Corp.
     ---    ---                                   ------------------------------
                                                                  (SEC USE ONLY)

------------------------------------------------------------------------------------------------------------------------------------
   Item 1                      Item 2         Item 3        Item 4       Item 5       Item 6     Item 7            Item 8
Name of Issuer                Title of        CUSIP          Fair       Shares or   Investment  Managers   Voting Authority (Shares)
                               Class           Number       Market      Principal   Discretion    See      -------------------------
                                                             Value       Amount                 Instr. V     (a)        (b)    (c)
                                                           (X$1000)                                          Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------
BASIN EXPL INC                  COM.         070107-10-7     3,443      135,000 SH      SOLE                135,000
------------------------------------------------------------------------------------------------------------------------------------
DAIN RAUSCHER CORP              COM.         233856-10-3     1,894       20,000 SH      SOLE                 20,000
------------------------------------------------------------------------------------------------------------------------------------
DELHAIZE AMERICA INC 'A'        COM. CL A    246688-10-5       670       37,500 SH      SOLE                 37,500
------------------------------------------------------------------------------------------------------------------------------------
DIGEX INC 'A'                   COM. CL A    253756-10-0        23        1,000 SH      SOLE                  1,000
------------------------------------------------------------------------------------------------------------------------------------
FLETCHER CHALL ENERGY-ADR       ADR          339318-10-7    42,116   11,191,233 SH      SOLE              11,191,233
------------------------------------------------------------------------------------------------------------------------------------
IBP INC                         COM.         449223-10-6     2,675      100,000 SH      SOLE                100,000
------------------------------------------------------------------------------------------------------------------------------------
INFINITY BROADCAST COM 'A'      COM. CL A    45662S-10-2       629       22,500 SH      SOLE                 22,500
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIA COMMUNICATIONS INC   COM.         458801-10-7     1,438      200,000 SH      SOLE                200,000
------------------------------------------------------------------------------------------------------------------------------------
MACKENZIE FINL CORP COM         COM.         554531-10-3     5,453      300,000 SH      SOLE                300,000
------------------------------------------------------------------------------------------------------------------------------------
PENNACO ENERGY INC              COM.         708046-10-7     1,001       51,000 SH      SOLE                 51,000
------------------------------------------------------------------------------------------------------------------------------------
TYSON FOODS INC  -CL A          COM. CL A    902494-10-3       638       50,000 SH      SOLE                 50,000
------------------------------------------------------------------------------------------------------------------------------------
                                             Value Total:  $59,980
                                             Entry Total:       11